Award Timing Disclosure	12 Months Ended
Dec. 25, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards.
While
we do not have a formal policy regarding the timing of equity awards, we normally approve annual awards of PSUs and RSUs to our NEOs at a regularly scheduled Compensation Committee meeting early in the fiscal year with a grant date on the date of the meeting. Awards to other employees, including for annual incentive awards, new hire awards, retention awards, etc., are made only with advanced approval. We do not make equity compensation awards in anticipation of the release of material, non-public
information. Similarly, we do not time the release of material, non-public
information based on equity award grant dates for the purpose of affecting the value of any such award.

Award Timing Method
While
we do not have a formal policy regarding the timing of equity awards, we normally approve annual awards of PSUs and RSUs to our NEOs at a regularly scheduled Compensation Committee meeting early in the fiscal year with a grant date on the date of the meeting. Awards to other employees, including for annual incentive awards, new hire awards, retention awards, etc., are made only with advanced approval. We do not make equity compensation awards in anticipation of the release of material, non-public
information.
MNPI Disclosure Timed for Compensation Value	false